EVENTS AFTER THE REPORTING PERIOD (Details) € in Millions	Jul. 29, 2022 EUR (€)
Ruling over VAT receivable with Spain | Tax authorities of Bizkaia, Spain
Disclosure of non-adjusting events after reporting period [line items]
Non-current value added tax receivables	€ 218